Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
EMPLOYEE BENEFIT PLANS [Abstract]
Summary of stock based awards

	Shares	Weighted average exercise price	Weighted average remaining term	Aggregate fair value
Options
Outstanding as of December 31, 2012	4,617,777	4.93	5.42	7,981
Vested at December 31, 2012	901,520	—	—	—
Exercisable at December 31, 2012	841,644	—	—	—
Exercised	(153,556)	—	—	(216
Granted	674,809	8.63	—	1,444
Outstanding as of December 31, 2013	5,139,030	5.50	4.81	9,209
Vested at December 31, 2013	911,493	—	—	—
Exercisable at December 31, 2013	753,562	—	—	—
Exercised	(143,189)	—	—	(273
Forfeited or expired	(314,250)	—	—	(1,610
Granted	1,123,003	3.64	—	1,084
Outstanding as of December 31, 2014	5,804,594	4.57	4.64	8,410
Vested at December 31, 2014	1,643,665	—	—	—
Exercisable at December 31, 2014	1,500,476	—	—	—
Forfeited or expired	(159,828)	—	—	(193)
Granted	1,000,000	1.2	—	552
Outstanding as of December 31, 2015	6,644,766	4,09	4.23	8,769

Restricted stock and restricted stock units
Non Vested as of December 31, 2012	1,556,192	—	1.81	5,908
Granted	886,437	—	—	7,650
Vested	(546,194)	—	—	(2,287
Forfeited or expired	(12,452)	—	—	(51
Non Vested as of December 31, 2013	1,883,983	—	1.40	11,220
Granted	1,175,353	—	—	4,278
Vested	(1,058,903)	—	—	(4,580
Forfeited or expired	(3,089)	—	—	(19
Non Vested as of December 31, 2014	1,997,344	—	2.00	10,899
Granted	2,540,000	—	—	3,048
Vested	(812,847)	—	—	(5,746
Forfeited or expired	(3,538)	—	—	(15
Non Vested as of December 31, 2015	3,720,959	$—	2.45	$8,186